CAPITAL AND RESERVES - Incentive share options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2020	item	$ / shares	USD ($)
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	10,245,934		10,245,934
Options Outstanding, Average Remaining Life (Years)	2 years 9 months 7 days
Options Outstanding, Average Exercise Price		$ 2.17
Options Exercisable, Number of Shares Issuable on Exercise | $			7,384,473
Options Exercisable, Average Exercise Price		2.02
Exercise Price - $0.84 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			520,000
Options Outstanding, Average Remaining Life (Years)	1 month 13 days
Options Outstanding, Average Exercise Price		0.84
Options Exercisable, Number of Shares Issuable on Exercise | $			520,000
Options Exercisable, Average Exercise Price		0.84
Exercise Price - $1.27 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,488,750
Options Outstanding, Average Remaining Life (Years)	3 years 4 days
Options Outstanding, Average Exercise Price		1.27
Options Exercisable, Number of Shares Issuable on Exercise | $			1,488,750
Options Exercisable, Average Exercise Price		1.27
Exercise Price - $1.27 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			325,000
Options Outstanding, Average Remaining Life (Years)	1 year 4 days
Options Outstanding, Average Exercise Price		1.27
Options Exercisable, Number of Shares Issuable on Exercise | $			0
Options Exercisable, Average Exercise Price		1.27
Exercise Price - $1.73 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			400,000
Options Outstanding, Average Remaining Life (Years)	5 months 9 days
Options Outstanding, Average Exercise Price		1.73
Options Exercisable, Number of Shares Issuable on Exercise | $			400,000
Options Exercisable, Average Exercise Price		1.73
Exercise Price - $1.75 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			40,000
Options Outstanding, Average Remaining Life (Years)	1 year 7 months 17 days
Options Outstanding, Average Exercise Price		1.75
Options Exercisable, Number of Shares Issuable on Exercise | $			40,000
Options Exercisable, Average Exercise Price		1.75
Exercise Price - $1.76 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			50,000
Options Outstanding, Average Remaining Life (Years)	3 years 2 months 27 days
Options Outstanding, Average Exercise Price		1.76
Options Exercisable, Number of Shares Issuable on Exercise | $			50,000
Options Exercisable, Average Exercise Price		1.76
Exercise Price - $1.78 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			150,000
Options Outstanding, Average Remaining Life (Years)	5 months 27 days
Options Outstanding, Average Exercise Price		1.78
Options Exercisable, Number of Shares Issuable on Exercise | $			150,000
Options Exercisable, Average Exercise Price		1.78
Exercise Price - $1.93 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			60,000
Options Outstanding, Average Remaining Life (Years)	2 years 4 months 10 days
Options Outstanding, Average Exercise Price		1.93
Options Exercisable, Number of Shares Issuable on Exercise | $			60,000
Options Exercisable, Average Exercise Price		1.93
Exercise Price - $2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,512,000
Options Outstanding, Average Remaining Life (Years)	2 years 29 days
Options Outstanding, Average Exercise Price		2.07
Options Exercisable, Number of Shares Issuable on Exercise | $			1,512,000
Options Exercisable, Average Exercise Price		2.07
Exercise Price - $2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			587,000
Options Outstanding, Average Remaining Life (Years)	3 years 29 days
Options Outstanding, Average Exercise Price		2.07
Options Exercisable, Number of Shares Issuable on Exercise | $			0
Options Exercisable, Average Exercise Price		2.07
Exercise Price - $2.12 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			194,500
Options Outstanding, Average Remaining Life (Years)	4 years 3 months 15 days
Options Outstanding, Average Exercise Price		2.12
Options Exercisable, Number of Shares Issuable on Exercise | $			64,833
Options Exercisable, Average Exercise Price		2.12
Exercise Price - $2.32 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,209,000
Options Outstanding, Average Remaining Life (Years)	1 year 1 month 2 days
Options Outstanding, Average Exercise Price		2.32
Options Exercisable, Number of Shares Issuable on Exercise | $			1,209,000
Options Exercisable, Average Exercise Price		2.32
Exercise Price - $2.61 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,959,984
Options Outstanding, Average Remaining Life (Years)	3 years 11 months 16 days
Options Outstanding, Average Exercise Price		2.61
Options Exercisable, Number of Shares Issuable on Exercise | $			1,306,656
Options Exercisable, Average Exercise Price		2.61
Exercise Price - $3.19 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			1,699,700
Options Outstanding, Average Remaining Life (Years)	4 years 11 months 16 days
Options Outstanding, Average Exercise Price		3.19
Options Exercisable, Number of Shares Issuable on Exercise | $			566,567
Options Exercisable, Average Exercise Price		3.19
Exercise Price - $3.86 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $			50,000
Options Outstanding, Average Remaining Life (Years)	4 years 8 months 9 days
Options Outstanding, Average Exercise Price		3.86
Options Exercisable, Number of Shares Issuable on Exercise | $			16,667
Options Exercisable, Average Exercise Price		$ 3.86